UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenue	$ 2,977	$ 5,977
Cost of revenue (includes related party expenses, $Nil and $286,530 for the six months ended June 30, 2026 and 2025)	(2,350)	(303,987)
Gross profit (loss)	627	(298,010)
Operating expenses:
Research and development (includes related party expenses, $Nil and $18,146 for the six months ended June 30, 2026 and 2025)	0	(18,146)
General and administrative expenses	(164,011)	(200,020)
Total operating expenses	(164,011)	(218,166)
Loss from operations	(163,384)	(516,176)
Other income (expense):
Written off of accounts receivable	0	(123)
Foreign exchange gain	640	4,162
Sundry income	57,884	0
Total other income	58,524	4,039
LOSS BEFORE INCOME TAXES	(104,860)	(512,137)
Income tax expense	0	0
NET LOSS	(104,860)	(512,137)
NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTEREST	(2)	0
NET LOSS ATTRIBUTABLE TO THE COMPANY	(104,858)	(512,137)
Other comprehensive income (loss):
Foreign currency translation gain (loss)	10,198	(228,800)
COMPREHENSIVE LOSS	$ (94,662)	$ (740,937)
Basic loss per common share	$ 0.00	$ 0.00
Diluted loss per common share	$ 0.00	$ 0.00
Weighted average number of common shares outstanding, basic	151,096,262	151,096,262
Weighted average number of common shares outstanding, diluted	151,096,262	151,096,262